Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B	Additional paid-in capital	Share to be issued	Treasury shares amount	Statutory surplus reserves	Retained earnings	Accumulated other comprehensive income (loss)	Non-controlling interests	Total
Balance at Dec. 31, 2022		$ 11,970	[1]	[1]	$ 42,967,006			$ 15,665,860	$ 83,330,239	$ (3,852,138)	$ 556,143	$ 138,679,080
Balance (in Shares) at Dec. 31, 2022	[1]	239,400
Balance (in Shares) at Dec. 31, 2022
Net income			[1]	[1]					11,625,417		(34,376)	11,591,041
Appropriation of statutory reserve			[1]	[1]				319,767	(319,767)
Currency translation adjustment			[1]	[1]						(3,416,514)	(15,785)	(3,432,299)
Balance at Dec. 31, 2023		$ 11,970	[1]	[1]	42,967,006			15,985,627	94,635,889	(7,268,652)	505,982	146,837,822
Balance (in Shares) at Dec. 31, 2023	[1]	239,400
Conversion of convertible debt		$ 3,981	[1]	[1]	5,659,316							5,663,297
Conversion of convertible debt (in Shares)	[1]	79,645
Treasury stocks			[1]	[1]			$ (200,000)					(200,000)
Treasury stocks (in Shares)							(2,320)
Warrants			[1]	[1]	595,000							595,000
Disposal of shareholders’ interest in a subsidiary			[1]	[1]							(485,967)	(485,967)
Net income			[1]	[1]					10,843,589		(6,282)	10,837,307
Appropriation of statutory reserve			[1]	[1]				252,656	(252,656)
Currency translation adjustment			[1]	[1]						(4,258,179)	(13,733)	(4,271,912)
Balance at Dec. 31, 2024		$ 15,951	[1]	[1]	49,221,322		$ (200,000)	16,238,283	105,226,822	(11,526,831)		$ 158,975,547
Balance (in Shares) at Dec. 31, 2024	[1]	319,045
Balance (in Shares) at Dec. 31, 2024							(2,320)					(2,320)	[2]
Issuance of common shares in private placements		$ 18,000	[1]	[1]	10,422,000	6,080,000						$ 16,520,000
Issuance of common shares in private placements (in Shares)	[1]	360,000
Fractional share issued for reverse stock split		$ 943	[1]	[1]	(943)
Fractional share issued for reverse stock split (in Shares)	[1]	18,869
Net income			[1]	[1]					6,781,826			6,781,826
Appropriation of statutory reserve			[1]	[1]				62,654	(62,654)
Currency translation adjustment			[1]	[1]						6,653,839		6,653,839
Balance at Dec. 31, 2025		$ 34,894	[1]	[1]	$ 59,642,379	$ 6,080,000	$ (200,000)	$ 16,300,937	$ 111,945,994	$ (4,872,992)		$ 188,931,212
Balance (in Shares) at Dec. 31, 2025	[1]	697,914
Balance (in Shares) at Dec. 31, 2025							(2,320)					(2,320)	[2]

[1]	Share and per share number for the years ended December 31, 2024 and 2023 was retroactively restated for 100-for-1 share consolidation with effective date of November 8, 2025.
[2]	Number as of December 31, 2024 was retroactively restated for 100-for-1 share consolidation with effective date of November 8, 2025.